Interest-bearing loans and borrowings - Other notes (Details) - USD ($)		12 Months Ended
	Sep. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 18, 2022	Sep. 01, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 93,607,000	$ 536,532,000
Payments for debt issue costs		14,530,000	5,871,000	$ 4,422,000
Repayments of borrowings		2,933,724,000	976,670,000	$ 726,032,000
Unsecured notes due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 200,000,000
Repayments of borrowings	$ 132,000,000
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000	$ 200,000,000	$ 200,000,000		$ 200,000,000
Payments for debt issue costs	$ 3,300,000
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%	6.25%